7. OFFICE LEASE RIGHT-OF-USE & OFFICE LEASE LIABILITY: Schedule of Right-of-use asset (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Right-of-use asset
	2025	2024

Balance, beginning of year	$-	$-

Additions	118,607	-
Depreciation	(39,536)	-
Balance, end of year	$79,071	$-